Costs of Telecommunications Products Sold - Summary of Costs of Telecommunications Products Sold (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 26,643	$ 4,095	¥ 39,301	¥ 46,079
Handsets and other telecommunication products [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	26,406		38,888	45,587
Others [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 237		¥ 413	¥ 492